SUPPLEMENT

Dated January 7, 2009

to the

Timothy Plan (the “Trust”)

FAMILY OF FUNDS

PROSPECTUS

DATED MAY 1, 2008

This Prospectus offers the following series of the Trust (the “Traditional Funds”):

TIMOTHY PLAN AGGRESSIVE GROWTH FUND	TIMOTHY PLAN LARGE/MID CAP VALUE FUND

TIMOTHY PLAN INTERNATIONAL FUND	TIMOTHY PLAN FIXED INCOME FUND

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND	TIMOTHY PLAN HIGH YIELD BOND FUND

TIMOTHY PLAN SMALL CAP VALUE FUND	TIMOTHY PLAN MONEY MARKET FUND

And the following series of the Trust that invest in certain Traditional Funds (collectively, the “Asset Allocation Funds”):

TIMOTHY PLAN STRATEGIC GROWTH FUND

TIMOTHY PLAN CONSERVATIVE GROWTH FUND

The Prospectus of the Timothy Plan Family of Funds is amended as follows:

Effective immediately, the ticker symbol for the Timothy Plan Money Market Fund, which is described beginning on page 14 of the prospectus, has changed. The new ticker symbol is TMAXX. In all sections of the prospectus where the money market fund is discussed, the new ticker symbol applies.

All portions of the Prospectus not specifically amended by this supplement shall remain in full force and effect.